Debt - Additional Information (Details)			1 Months Ended				2 Months Ended	3 Months Ended		7 Months Ended	11 Months Ended	12 Months Ended		24 Months Ended
	Feb. 10, 2023 $ / shares shares	Sep. 22, 2021 USD ($)	Oct. 31, 2022	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Month	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 05, 2022 USD ($)	Dec. 10, 2022 $ / shares shares	Nov. 14, 2022 USD ($)	Mar. 01, 2022 USD ($) $ / shares	Jan. 03, 2022 USD ($) $ / shares	Dec. 10, 2021 USD ($)	Jun. 09, 2020 USD ($)
Debt Instrument [Line Items]
Repayments of Long-Term Debt								$ 25,557,000	$ 0
Interest expense								172,000	400,000
Recapitalization exchange ratio	0.4887
Debt related commitement fees and debt issuance costs								7,945,000	0			$ 2,389,000	$ 0
Fair value of the embedded derivative						$ 0	$ 60,000	$ 0			$ 60,000	60,000	0
Debt instrument conversion price per share | $ / shares								$ 9.8
Debt instrument issued in a non cash transaction								$ 0	1,148,000			1,148,000	0
Proceeds from Convertible Debt								0	4,873,000			4,873,000	0
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest expense								$ 100,000
Convertible Notes Payable				$ 1,100,000					1,100,000
Atlantic Canada Oppurtunities Agency Loan Unsecured [Member]
Debt Instrument [Line Items]
Other long term debt						500,000	500,000				$ 500,000	$ 500,000	500,000
Paycheck Protection Programme [Member]
Debt Instrument [Line Items]
Debt instrument forgiveness of debt		$ 600,000
Proceeds from other long term debt														$ 600,000
Existing Debt [Member] | Other Term Loan [Member]
Debt Instrument [Line Items]
Repayment of other long term debt						$ 4,400,000
Amendment Loan Agreement Eastward Fund Management LLC [Member] | Other Term Loan [Member]
Debt Instrument [Line Items]
Number of days of notice to be given to the lender for prepayment of the loan						45 days
Long term debt ballon payment																			$ 200,000
Long term debt balloon payment percentage																			2.50%
Debt instrument monthly insalments of principal and interest payment | Month						30
Debt instrument monthly instalments of interest only payments | Month						18
Exercise price of warrants (in dollars per share) | $ / shares															$ 0.93
Class of warrants or rights number of shares covered by each warrant or right | shares															215,054
Proceeds from other long term debt						$ 8,000,000
Amendment Loan And Security Agreement With Silicon Valley Bank [Member] | Term Loan Payable To Bank [Member]
Debt Instrument [Line Items]
Long term debt month of maturity											2025-03
Long term debt variable interest rate percentage payable per month											5.00%
Debt instrument frequency of periodic payment												30 months
Exercise price of warrants (in dollars per share) | $ / shares					$ 1.58
Class of warrants or rights number of shares covered by each warrant or right | shares					16,321
Proceeds from other long term debt					$ 1,000,000
Debt instrument variable interest rate spread											1.75%
Note Purchase Agreement [Member] | Senior Secured Notes And Senior Secured Venture Linked Notes [Member]
Debt Instrument [Line Items]
Long term debt term	5 years
Long term debt fixed interest rate percentage								9.25%
Note Purchase Agreement [Member] | Senior Secured Venture Linked Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Face Amount																$ 75,000,000
Note Purchase Agreement [Member] | Senior Secured Notes Pre Close Facility [Member]
Debt Instrument [Line Items]
Gain loss on revaluation of debt												$ 300,000
Liability fair value adjustment												300,000
Notes payable at fair value							$ 25,300,000				$ 25,300,000	$ 25,300,000
Debt Instrument Face Amount																$ 25,000,000
Note Purchase Agreement [Member] | VLN Senior Secured Note [Member]
Debt Instrument [Line Items]
Long term debt term																5 years
Long term debt fixed interest rate percentage							9.25%				9.25%	9.25%
Debt instrument maturity date							Apr. 30, 2023
Debt Instrument Face Amount																$ 75,000,000
Prime Rate [Member] | Amendment Loan Agreement Eastward Fund Management LLC [Member] | Other Term Loan [Member]
Debt Instrument [Line Items]
Long term debt floor interest rate percentage						3.25%
Debt instrument variable interest rate spread						8.25%
if VLN Terminates [Member] | Note Purchase Agreement [Member] | Senior Secured Notes Pre Close Facility [Member]
Debt Instrument [Line Items]
Debt instrument prospective increase in the variable interest rate spread							0.50%
if VLN Terminates [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Note Purchase Agreement [Member] | Senior Secured Notes Pre Close Facility [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread							9.25%
if VLN Terminates [Member] | Alternate Base Rate [Member] | Note Purchase Agreement [Member] | Senior Secured Notes Pre Close Facility [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread							8.25%
Other Nonoperating Income (Expense) [Member] | Paycheck Protection Programme [Member]
Debt Instrument [Line Items]
Gain loss on forgiveness of debt		$ 600,000
October Two Thousand And Twnety One To December Two Thousand And Twenty Two [Member] | Atlantic Canada Oppurtunities Agency Loan Unsecured [Member]
Debt Instrument [Line Items]
Debt instrument monthly instalment amount													200
July Two Thousand Twenty One To December Two Thousand And Twenty Two [Member] | Atlantic Canada Oppurtunities Agency Loan Unsecured [Member]
Debt Instrument [Line Items]
Debt instrument monthly instalment amount													200
Kinduct [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Convertible Notes Payable				$ 1,000,000					$ 1,000,000
Other Related Parties [Member]
Debt Instrument [Line Items]
Fair value of the embedded derivative							$ 100,000				$ 100,000	$ 100,000
Debt instrument unamortized debt discount							200,000				200,000	200,000
Other Related Parties [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Percentage of debt converted into equity	100
Interest expense								$ 100,000
Related party transaction rate of interest				6.00%
Preferred Stock Investors [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt				$ 4,900,000
Preferred Stock Investors [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt				4,900,000
Exchange of Notes [Member] | Other Related Parties [Member]
Debt Instrument [Line Items]
Interest expense related party												500,000
Interest expense on convertible notes												500,000
Additions to embedded derivative liabilies at fair value				$ 500,000
Exchange of Notes [Member] | Other Related Parties [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Long term debt month of maturity				2023-09
Accretion of interest on convertible notes												400,000
Debt related commitement fees and debt issuance costs												200,000
Interest expense related party												300,000
Debt instrument ratio of repayment amount to principal																	1.5	1.5
Debt instrument conversion price per share | $ / shares																	$ 4.79	$ 4.79
Related party transaction rate of interest				6.00%
Kinduct [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Troubled debt restructuring contingent payments amount																		$ 1,100,000
Kinduct [Member] | Exchange of Notes [Member]
Debt Instrument [Line Items]
Troubled debt restructuring contingent payments amount																	$ 1,100,000	1,100,000
Debt instrument issued in a non cash transaction				$ 1,100,000
Kinduct [Member] | Exchange of Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Troubled debt restructuring contingent payments amount																	$ 1,000,000	$ 1,000,000
Subsequent Event [Member] | Exchange of Notes [Member] | Other Related Parties [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument number of shares issued on conversion | shares	1,333,712
Percentage of debt converted into equity	100.00%
Debt instrument conversion price per share | $ / shares	$ 4.79
TD Ameritrade Commercial Banking [Member] | Revolving Credit Facility [Member] | Kinduct [Member]
Debt Instrument [Line Items]
Factor for calculating the borrowing base																				5
Line of credit maximum borrowing capacity																				$ 1,500,000
TD Ameritrade Commercial Banking [Member] | Revolving Credit Facility [Member] | Kinduct [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread										1.55%
Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility outstanding						$ 0	0				0	0	$ 0
Maximum amount eligible to be borrowed against foreign accounts receivable							$ 800,000				$ 800,000	$ 800,000
Line of credit facility percentage available for borrowings on eligible foreign accounts receivable percentage							25.00%				25.00%	25.00%
Maximum amount eligible to be borrowed against accounts receivable							$ 1,500,000				$ 1,500,000	$ 1,500,000
Line of credit facility percentage available for borrowings on eligible accounts receivable percentage							65.00%				65.00%	65.00%
Line of credit facility interest rate at period end							7.25%				7.25%	7.25%
Long term debt percentage bearing variable interest rate							4.25%				4.25%	4.25%
Line of credit maximum borrowing capacity					$ 3,000,000
Debt instrument variable interest rate spread					1.00%
T D Ameritrade [Member] | Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Multiplication factor for calculating the borrowing base																				5
Line of credit maximum borrowing capacity																				$ 1,500,000
T D Ameritrade [Member] | Revolving Credit Facility [Member] | Prime Rate [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread										1.55%
Amended S V B Loan Agreements [Member] | Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Maximum amount eligible to be borrowed against foreign accounts receivable					$ 800,000
Maximum amount eligible to be borrowed against accounts receivable					1,500,000
Line of credit facility percentage available for borrowings on eligible foreign accounts receivable percentage								25.00%
Line of credit facility percentage available for borrowings on eligible accounts receivable percentage								65.00%
Long term debt percentage bearing variable interest rate								4.25%
Line of credit maximum borrowing capacity					$ 3,000,000
Debt instrument variable interest rate spread					1.00%
ACOA Loan [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Other long term debt							$ 500,000	$ 500,000			$ 500,000	$ 500,000
Debt instrument monthly instalment amount												$ 200
Loan And Security Agreement Eastward [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Balloon payment, percentage						2.5
Repayment term, monthly principal and interest payments						30 months
Repayment term, monthly interest-only payments						18 months
Repayments of Long-Term Debt						$ 4,400,000
Number of days of notice to be given to the lender for prepayment of the loan						45 days
Long term debt ballon payment																			$ 200,000
Exercise price of warrants (in dollars per share) | $ / shares															$ 0.93
Class of warrants or rights number of shares covered by each warrant or right | shares															215,054
Debt Instrument Face Amount																			$ 8,000,000
Loan And Security Agreement Eastward [Member] | Prime Rate [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Prime floor percentage						3.25%
Debt instrument variable interest rate spread						8.25%
Loan And Security Agreement S V B [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Term			30 months
Proceeds from Issuance of Long-Term Debt					$ 1,000,000
Debt Instrument Interest Rate Stated Percentage Payable Monthly					5
Exercise price of warrants (in dollars per share) | $ / shares					$ 1.58
Class of warrants or rights number of shares covered by each warrant or right | shares					16,321
Debt instrument variable interest rate spread					1.75%
Convertible Promissory Notes To Sellers Of Kinduct [Member] | Affiliated Entity [Member]
Debt Instrument [Line Items]
Issuance of common stock upon conversion (in shares) | shares	651,840
Percentage of debt converted into equity	100
Related Party Transaction Conversion Price | $ / shares	$ 9.8
Debt instrument issued in a non cash transaction				$ 1,100,000